Earnings (Loss) Per Share (Tables)	9 Months Ended	12 Months Ended
	Oct. 01, 2016	Jan. 02, 2016
Earnings Per Share [Abstract]
Schedule of Computation of Basic and Diluted Earnings (Loss) Per Share

The following table sets forth the computation of basic and diluted earnings per share:

	39-Weeks Ended
	October 1, 2016	September 26, 2015
Numerator:
Net income (in thousands)	$132,930	$177,463

Denominator:
Weighted-average common shares outstanding	193,269,252	169,583,156
Dilutive effect of Share-based awards	3,536,738	1,298,645

Weighted-average dilutive shares outstanding	196,805,990	170,881,801

Basic income per share	$0.69	$1.05

Diluted income per share	$0.68	$1.04

The following table sets forth the computation of basic and diluted earnings (loss) per share:

	2015	2014	2013
Numerator:
Net income (loss)(in thousands)	$167,518	$(72,914)	$(57,206)

Denominator:
Weighted-average common shares outstanding	169,560,616	169,467,651	169,634,649
Dilutive effect of Share-based awards	1,500,104	—	—

Weighted-average dilutive shares outstanding	171,060,720	169,467,651	169,634,649

Basic earnings (loss) per share	$0.99	$(0.43)	$(0.34)

Diluted earnings (loss) per share	$0.98	$(0.43)	$(0.34)